UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $211,054 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107    11736   844330 SH       SOLE                   844330
ATP OIL & GAS CORP             COM              00208J108    30400   692335 SH       SOLE                   692335
BLUELINX HLDGS INC             COM              09624H109      768    48000 SH       SOLE                    48000
CHEROKEE INTL CORP             COM              164450108     5458  1070126 SH       SOLE                  1070126
CONCORDE CAREER COLLEGES INC   COM NEW          20651H201     2978   180493 SH       SOLE                   180493
GAP INC DEL                    COM              364760108     2101   112500 SH       SOLE                   112500
GENTEK INC                     COM NEW          37245X203    13624   655318 SH       SOLE                   655318
HORIZON LINES INC              COM              44044K101     4188   323175 SH       SOLE                   323175
KADANT INC                     COM              48282T104     9550   420700 SH       SOLE                   420700
KEARNY FINL CORP               COM              487169104     2848   207418 SH       SOLE                   207418
KIRKLANDS INC                  COM              497498105     4236   602562 SH       SOLE                   602562
LIBERTY GLOBAL INC             COM SER A        530555101    16901   825643 SH       SOLE                   825643
MAGELLAN HEALTH SVCS INC       COM NEW          559079207     6175   152584 SH       SOLE                   152584
MARITRANS INC                  COM              570363101     7180   293909 SH       SOLE                   293909
NOVELIS INC                    COM              67000X106    13370   650000 SH       SOLE                   650000
NOVEN PHARMACEUTICALS INC      COM              670009109     9028   501300 SH       SOLE                   501300
PINNACLE AIRL CORP             COM              723443107     6604   991600 SH       SOLE                   991600
PINNACLE ENTMT INC             COM              723456109    14598   518220 SH       SOLE                   518220
RCN CORP                       COM NEW          749361200    24490   945571 SH       SOLE                   945571
SAKS INC                       COM              79377W108     2316   120000 SH       SOLE                   120000
SARA LEE CORP                  COM              803111103     1788   100000 SH       SOLE                   100000
TBS INTERNATIONAL LIMITED      COM CL A         G86975151     1291   189915 SH       SOLE                   189915
TRONOX INC                     CL A             897051108     1526    90000 SH       SOLE                    90000
TRUMP ENTMT RESORTS INC        COM              89816T103     2032   109700 SH       SOLE                   109700
USEC INC                       COM              90333E108    12096  1003800 SH       SOLE                  1003800
WENDYS INTL INC                COM              950590109     3772    60773 SH       SOLE                    60773